Condensed Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 20,439	$ 29,844	$ 72,753
Prepaid expenses	114,312	192,712	185,213
Prepaid income taxes	25,134	83,503
Total current assets	159,885	306,059	257,966
Reimbursement receivable			1,155,000
Investments held in Trust Account	51,996,271	165,653,149	254,251,750
Total assets	52,156,156	165,959,208	255,664,716
Current liabilities:
Accounts payable and accrued expenses	289,103	114,659	111,063
Excise tax payable	2,122,813	967,916
Promissory note, net of discount	438,501
Income tax payable			359,410
Total current liabilities	6,406,868	3,394,026	492,008
Deferred underwriters’ discount			8,704,270
Deferred advisory fee	1,155,000	1,155,000	1,155,000
Total liabilities	7,561,868	4,549,026	10,351,278
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock Value
Additional paid-in capital	6,493,705	6,984,216
Accumulated deficit	(13,896,647)	(11,296,875)	(8,501,776)
Total stockholders’ deficit	(7,401,983)	(4,311,700)	(8,500,817)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders’ Deficit	52,156,156	165,959,208	255,664,716
Related Party
Current liabilities:
Due to related party	556,451	286,451	21,535
Related party loans	3,000,000	2,025,000
Promissory note – related party		2,025,000
Class A Common Stock
Current liabilities:
Common stock subject to possible redemption	51,996,271	165,721,882	253,814,255
Stockholders’ Deficit
Common stock Value	959	959	98
Class B Common Stock
Stockholders’ Deficit
Common stock Value			$ 861